Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Schedule of contractual maturities of borrowings

Advance	Maturity	Current
Date	Date	Rate	2019	2018
			(In Thousands)

09/05/12	09/05/19	1.13%	$—	$246
12/19/12	12/19/19	1.20%	—	321
01/04/13	01/04/19	1.52%	—	1,000
01/22/13	01/22/19	1.44%	—	1,000
02/20/13	02/20/20	1.28%	37	185
02/20/13	02/21/23	1.77%	345	447
01/21/14	01/22/19	1.45%	—	34
03/20/14	03/20/19	1.50%	—	103
07/21/14	07/21/21	1.94%	250	397
07/21/14	07/22/19	2.08%	—	500
08/21/14	08/21/19	2.12%	—	1,000
10/02/14	10/04/21	2.00%	576	867
10/15/14	10/15/21	1.69%	286	431
11/28/14	11/29/21	1.90%	599	890
12/31/14	12/31/19	1.63%	—	224
01/14/15	01/14/20	1.73%	1,500	1,500
01/21/15	01/21/20	1.79%	500	500
01/21/15	01/21/21	1.97%	500	500
04/13/15	04/13/20	1.74%	1,000	1,000
05/20/15	05/20/20	1.52%	103	308
05/20/15	05/20/22	1.91%	372	517
06/25/15	06/25/20	1.65%	121	326
10/29/15	10/29/20	1.51%	378	784
10/29/15	10/29/20	1.90%	1,000	1,000
01/27/16	01/27/21	1.92%	1,000	1,000
01/27/16	01/27/23	1.87%	469	611
02/12/16	02/13/23	1.66%	479	621
02/12/16	02/13/23	2.04%	500	500
10/28/16	10/28/20	1.57%	1,000	1,000
11/04/16	11/04/21	1.72%	2,000	2,000
11/17/16	11/17/21	2.13%	1,000	1,000
11/17/16	11/17/21	1.78%	411	611
11/17/16	11/17/23	2.07%	589	729
11/28/16	11/29/19	1.78%	—	1,500
12/21/16	12/23/19	1.91%	—	1,000
01/04/17	01/04/19	1.62%	—	1,500
01/19/17	01/21/20	1.91%	1,000	1,000
03/24/17	03/24/22	2.00%	719	1,017
03/24/17	03/25/24	2.28%	956	1,164
07/24/17	07/24/20	1.88%	1,000	1,000
07/24/17	07/26/21	2.03%	1,000	1,000
07/24/17	07/25/22	1.94%	545	743
08/31/17	08/31/21	1.96%	1,000	1,000
09/11/17	09/11/20	1.80%	1,000	1,000
09/11/17	09/12/22	2.07%	1,500	1,500
09/27/17	09/27/22	2.28%	1,000	1,000
01/18/18	01/18/19	2.17%	-	1,500
01/24/18	01/24/20	2.42%	1,500	1,500
02/09/18	02/09/22	2.78%	2,500	2,500
03/21/18	03/21/23	3.13%	1,500	1,500
04/04/18	04/04/23	3.00%	2,000	2,000
05/22/18	05/23/22	3.22%	1,500	1,500
05/29/18	05/31/22	2.97%	2,000	2,000
05/29/18	05/30/23	3.01%	1,500	1,500
06/28/18	06/28/23	3.13%	1,000	1,000
06/28/18	06/28/24	3.25%	2,000	2,000
07/23/18	07/23/24	3.34%	1,000	1,000
08/20/18	08/20/20	2.93%	2,000	2,000
08/31/18	02/28/19	2.56%	—	1,500
09/25/18	03/25/19	2.66%	—	2,000
09/27/18	09/27/21	3.24%	1,500	1,500
10/18/18	04/18/19	2.76%	—	1,500
10/30/18	04/30/19	2.78%	—	1,500
11/23/18	05/23/19	2.82%	—	1,500
12/03/18	01/03/19	2.61%	—	3,750
12/20/18	06/20/19	2.81%	—	2,000
01/29/19	01/30/23	2.94%	3,000	—
01/29/19	01/29/24	2.97%	3,000	—
09/30/19	03/30/20	2.10%	1,000	—

			$51,735	$71,826

Schedule of contractual maturities of all FHLB borrowings

	Contractual	Weighted
	Maturity	Average Rate
2020	$13,140	2.04%
2021	10,121	2.11
2022	10,137	2.60
2023	11,381	2.78
2024	6,956	3.01
	$51,735	2.46%